SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Sales taxes receivable	$ 21	$ 23
Other current assets (prepaid expenses and amounts receivable)	68	36
Total receivables and other current assets	$ 89	$ 59